Tangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	€ 23,286	€ 25,320
Transfers, exchange differences and other items			€ (1,593)
Balance, at the end of the period	22,974	23,286	25,320
Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	39,815	39,708	35,241
Additions / disposals (net) due to change in the scope of consolidation	1,945	(4,008)	(48)
Additions/ disposals (net)	3,126	3,079	4,647
Transfers, exchange differences and other items	(3,795)	1,036	(132)
Balance, at the end of the period	41,091	39,815	39,708
Accumulated depreciation and amortization
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(15,577)	(13,108)	(10,951)
Additions / disposals (net) due to change in the scope of consolidation		123	(22)
Additions/ disposals (net)	1,125	797	630
Charge for the year	(1,190)	(1,089)	(1,172)
Transfers, exchange differences and other items	(1,571)	(2,300)
Balance, at the end of the period	(17,213)	(15,577)	(13,108)
Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(952)	(1,280)	(1,034)
Impairment charge for the year	(79)	(117)	(151)
Releases	7	62	23
Additions / disposals (net) due to change in the scope of consolidation	(3)	310	1
Transfers, exchange differences and other items	123	73	(119)
Balance, at the end of the period	(904)	(952)	(1,280)
Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	7,860	7,949
Transfers, exchange differences and other items			296
Balance, at the end of the period	8,279	7,860	7,949
Property, plant and equipment for own use | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	18,112	17,442	17,351
Additions / disposals (net) due to change in the scope of consolidation	1,740	(17)	(22)
Additions/ disposals (net)	781	763	878
Transfers, exchange differences and other items	(1,357)	(76)	(765)
Balance, at the end of the period	19,276	18,112	17,442
Property, plant and equipment for own use | Accumulated depreciation and amortization
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(10,211)	(9,448)	(8,979)
Additions / disposals (net) due to change in the scope of consolidation		5	(27)
Additions/ disposals (net)	478	311	423
Charge for the year	(1,165)	(1,079)	(1,161)
Transfers, exchange differences and other items	(22)
Balance, at the end of the period	(10,920)	(10,211)	(9,448)
Property, plant and equipment for own use | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(41)	(45)	(48)
Impairment charge for the year	(16)	(12)	(5)
Releases	4	1	3
Additions / disposals (net) due to change in the scope of consolidation		1	5
Transfers, exchange differences and other items	(24)	14
Balance, at the end of the period	(77)	(41)	(45)
Property, plant and equipment leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	12,910	11,386
Transfers, exchange differences and other items			(1,794)
Balance, at the end of the period	12,371	12,910	11,386
Property, plant and equipment leased out under an operating lease | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	18,238	14,921	10,466
Additions / disposals (net) due to change in the scope of consolidation	205	287	1
Additions/ disposals (net)	2,445	2,380	3,857
Transfers, exchange differences and other items	(2,215)	650	597
Balance, at the end of the period	18,673	18,238	14,921
Property, plant and equipment leased out under an operating lease | Accumulated depreciation and amortization
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(5,169)	(3,376)	(1,778)
Additions / disposals (net) due to change in the scope of consolidation		(3)
Additions/ disposals (net)	639	457	196
Transfers, exchange differences and other items	(1,574)	(2,247)
Balance, at the end of the period	(6,104)	(5,169)	(3,376)
Property, plant and equipment leased out under an operating lease | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(159)	(159)	(123)
Impairment charge for the year	(42)	(43)	(37)
Releases		1
Additions / disposals (net) due to change in the scope of consolidation	(2)
Transfers, exchange differences and other items	5	42	1
Balance, at the end of the period	(198)	(159)	(159)
Investment property [Member]
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,516	5,985
Transfers, exchange differences and other items			(95)
Balance, at the end of the period	2,324	2,516	5,985
Investment property [Member] | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	3,465	7,345	7,424
Additions / disposals (net) due to change in the scope of consolidation		(4,278)	(27)
Additions/ disposals (net)	(100)	(64)	(88)
Transfers, exchange differences and other items	(223)	462	36
Balance, at the end of the period	3,142	3,465	7,345
Investment property [Member] | Accumulated depreciation and amortization
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(197)	(284)	(194)
Additions / disposals (net) due to change in the scope of consolidation		121	5
Additions/ disposals (net)	8	29	11
Charge for the year	(25)	(10)	(11)
Transfers, exchange differences and other items	25	(53)
Balance, at the end of the period	(189)	(197)	(284)
Investment property [Member] | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(752)	(1,076)	(863)
Impairment charge for the year	(21)	(62)	(109)
Releases	3	60	20
Additions / disposals (net) due to change in the scope of consolidation	(1)	309	(4)
Transfers, exchange differences and other items	142	17	(120)
Balance, at the end of the period	€ (629)	€ (752)	€ (1,076)